Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 142,963	$ 80,757
Restricted cash	17,465	825
Accounts receivable, net	2,872	2,532
Inventories	6,455	6,316
Prepaid expenses and other current assets	12,004	6,711
Due from related parties	2,007	1,472
Total current assets	183,766	98,613
NON - CURRENT ASSETS
Vessels in operation	1,212,642	1,140,583
Advances for vessels acquisitions and other additions	27,645	1,364
Deferred charges, net	23,605	22,951
Restricted cash, net of current portion	5,076	10,680
Total non - current assets	1,268,968	1,175,578
TOTAL ASSETS	1,452,734	1,274,191
CURRENT LIABILITIES
Accounts payable	10,806	10,557
Accrued liabilities	16,116	19,127
Current portion of long - term debt	95,312	76,681
Deferred revenue	6,243	5,623
Due to related parties	312	225
Total current liabilities	128,789	112,213
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	726,008	692,775
Intangible liabilities - charter agreements	4,571	4,462
Total non - current liabilities	730,579	697,237
Total liabilities	859,368	809,450
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Additional paid in capital	689,921	586,355
Accumulated deficit	(96,917)	(121,794)
Total shareholders' equity	593,366	464,741
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,452,734	1,274,191
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Outstanding	362	177
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred Stock, Value, Outstanding	0	0
Series C Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred Stock, Value, Outstanding	$ 0	$ 3